Consolidated Statements of Changes in Equity (Deficit)		Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Other Reserve [Member] USD ($)	Other Reserve [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	Parent [Member] USD ($)	Parent [Member] HKD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Jun. 30, 2024			$ 10,530		$ 6,999,757				$ 3,768,910		$ 10,779,197				$ 10,779,197
Balance, shares at Jun. 30, 2024 | shares	[1]	450,027	450,027
Net income									(7,933,627)		(7,933,627)		(2,835)		(7,936,462)
Issuance of ordinary shares for initial public offering (“IPO”)			$ 1,092		26,038,308						26,039,400				26,039,400
Balance, shares | shares	[1]	46,667	46,667
Issuance of ordinary shares for acquisition of a subsidiary			$ 2,324		5,811,384						5,813,708				5,813,708
Balance, shares | shares	[1]	99,333	99,333
Issuance of ordinary shares for general working capital			$ 10,764		55,820,289						55,831,053				55,831,053
Balance, shares | shares	[1]	460,000	460,000
Issuance of ordinary shares to employees under the 2025 Equity Incentive Plan			$ 2,092		11,127,135						11,129,227				11,129,227
Balance, shares | shares	[1]	89,400	89,400
Acquisition of a subsidiary													19,730,927		19,730,927
Balance as of June 30, 2026 (US$) at Jun. 30, 2025			$ 26,802		105,796,873				(4,164,717)		101,658,958		19,728,092		121,387,050
Balance, shares at Jun. 30, 2025 | shares	[1]	1,145,427	1,145,427
Net income									14,591,784		14,591,784		28,062	$ 1,874,338	14,619,846
Reclassification due to change in par value of shares (Note 12)			105,796,873		(105,796,873)
Issuance of ordinary shares for acquisition of Bowser (Note 3(b))			$ 87,895,017								87,895,017				87,895,017
Issuance of ordinary shares for acquisition of Bowser (Note 3(b)), shares | shares		1,885,350	1,885,350
Issuance of ordinary shares for acquisition of Top Team (Note 3(c))			$ 10,827,775								10,827,775				10,827,775
Issuance of ordinary shares for acquisition of Top Team (Note 3(c)), shares | shares		232,256	232,256
Issuance of ordinary shares for common control combination of Axiom (Notes 1 and 3(d))			$ 79,364,320				(79,699,384)				(335,064)				(335,064)
Issuance of ordinary shares for common control combination of Axiom (Notes 1 and 3(d)), shares | shares		5,300,000	5,300,000
Common control combination of Click Logistics (Note 1)							72,730				72,730				72,730
Balance as of June 30, 2026 (US$) at Jun. 30, 2026		$ 36,398,819	$ 283,910,787			$ (10,208,545)	$ (79,626,654)	$ 1,336,802	$ 10,427,067	$ 27,527,076	$ 214,711,200	$ 2,532,840	$ 19,756,154	$ 30,059,916	$ 234,467,354
Balance, shares at Jun. 30, 2026 | shares	[1]	8,563,033	8,563,033

[1]	Gives retroactive effect to reflect (i) the 1-for-30 share consolidation and the change in par value of the ordinary shares on October 7, 2025, and (ii) the issuance of 5,300,000 ordinary shares for the common control combination of Axiom, presented as if the combination had occurred from the date common control commenced on July 1, 2025. The actual share issuance for the Axiom combination took place on May 29, 2026.